Selected Income Statement Data	12 Months Ended
Dec. 31, 2011
Selected Income Statement Data [Abstract]
Selected Income Statement Data
NOTE 15 – SELECTED INCOME STATEMENT DATA:

	Year ended December 31
	2011	2010	2009
	U.S. $ in thousands
a. Financial income (expenses):
Gains on derivative financial instruments – net	406	1,061	398
Non-dollar currency gains (losses) – net	(187)	(375)	1,054
Interest income	2,061	3,316	693
Interest and bank commissions expense	(452)	(493)	(388)
	1,828	3,509	1,757

b. Other (income) expenses - net:
Loss (gain) on sale of property and equipment	-	21	44
Gains on sale of product line	(216)	(202)	(150)
Gains on sale of capital investment	(545)	-	-
Other non-recurring income	-	-	(48)
	(761)	(181)	(154)

c.
Indirect private placement costs relate to a Private Placement completed in November 2009 that generated $32.9 million dollars proceeds and $1.8 million dollars in indirect expenses for legal, insurance and employees related costs.

d.	Earnings per share ("EPS"):

Following are data relating to the number of shares - basic and diluted used for the purpose of computation of EPS:

	Year ended December 31
	2011	2010	2009
	Number of shares in thousands

Weighted average number of shares issued and outstanding- used in computation of basic earnings per share	24,230	24,102	20,824

Add incremental shares from assumed exercise of options and RSUs	487	413	196
Weighted average number of shares used in computation of diluted earnings per share	24,717	24,515	21,020

For the years ended December 31, 2011, 2010 and 2009 options in the total amount of 281,000, 1,362,514 and 2,991,149, respectively, were not taken into account in computation of diluted earnings per share, because of their anti dilutive effect.